Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The current and deferred portion of income tax (expense) benefit included in the consolidated statements of operations were as follows:

	For the years ended December 31,
	2015	2016	2017
Current income tax expenses	$(363,081)	$(4,169,360)	$21,873
Deferred income tax benefit (expense)	179,990	(423,423)	7,842,672
Total income tax expense (benefit)	(183,091)	(4,592,783)	7,864,545

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation between the effective income tax rate and the PRC statutory income tax rate was as follows:

	For the years ended December 31,
	2015	2016	2017
PRC statutory tax rate	25%	25%	25%
Expenses not deductible(Income not taxable) for tax purposes	(1)%	4%	(1)%
Effect of different tax rate of subsidiary operations in other jurisdiction	(2)%	(15)%	22%
Change in valuation allowance	(22)%	36%	(217)%
Utilization (Recognition) of the unrecognized tax benefit	(0)%	2%	(0)%
Others	—	—	(3)%
Effective tax rate	0%	52%	(174)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The principal components of the Company’s deferred income tax assets and liabilities as of December 31, 2016 and 2017 were as follows:

	December 31,
	2016	2017
Deferred tax assets:
Allowance and reserves for inventory and accounts receivable	$2,344,940	$1,648,979
Accrued expenses	969,498	915,809
Revenue recognition difference	145,504	97,153
Advertising expenses	650,244	363,155
Net operating losses	29,490,696	28,469,713
	$33,600,882	$31,494,809
Less: valuation allowance	(33,012,389)	(22,932,999)
	$588,493	$8,561,810
Deferred tax liabilities:
Unrealized gain on available-for-sale securities	(18,017,610)	(10,514,800)
	$(18,017,610)	$(10,514,800)
	$(17,429,117)	$(1,952,990)

Total deferred tax liabilities, net	$(17,429,117)	$(1,952,990)